Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
TextBlock1 [Abstract]
Summary of Segment Information
Segment information as of and for the years ended March 31, 2022, 2023 and 2024 is as follows:
As of and for the year ended March 31, 2022

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696	¥—	¥14,552,696
Intersegment	—	213,095	2,656	22,480	238,231	(238,231)	—

Total	2,185,253	9,360,593	2,823,323	421,758	14,790,927	(238,231)	14,552,696

Segment profit (loss)	¥311,492	¥236,207	¥333,032	¥(9,499)	¥871,232	¥—	¥871,232

Share of profit of investments accounted for using the equity method	¥33,510	¥168,415	¥—	¥587	¥202,512	¥—	¥202,512
Segment assets	1,448,926	9,563,553	11,318,756	475,124	22,806,359	1,166,794	23,973,153
Investments accounted for using the equity method	104,535	855,309	—	7,560	967,404	—	967,404
Depreciation and amortization	65,423	510,755	883,712	17,018	1,476,908	—	1,476,908
Capital expenditures	49,203	410,169	2,028,700	15,748	2,503,820	—	2,503,820
Impairment losses on non-financial assets	(23)	13,097	1,874	276	15,224	—	15,224
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	9,282	—	9,282	—	9,282
As of and for the year ended March 31, 2023

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,908,983	¥10,593,519	¥2,954,098	¥451,125	¥16,907,725	¥—	¥16,907,725
Intersegment	—	188,198	2,046	25,307	215,551	(215,551)	—

Total	2,908,983	10,781,717	2,956,144	476,432	17,123,276	(215,551)	16,907,725

Segment profit (loss)	¥488,709	¥(16,629)	¥285,857	¥22,832	¥780,769	¥—	¥780,769

Share of profit of investments accounted for using the equity method	¥49,119	¥66,973	¥—	¥1,353	¥117,445	¥—	¥117,445
Segment assets	1,580,521	10,082,519	11,197,017	480,166	23,340,223	1,329,844	24,670,067
Investments accounted for using the equity method	110,665	795,973	—	9,308	915,946	—	915,946
Depreciation and amortization	65,746	600,617	908,942	21,571	1,596,876	—	1,596,876
Capital expenditures	59,101	613,351	1,546,683	14,386	2,233,521	—	2,233,521
Impairment losses on non-financial assets	4,662	24,777	5,259	91	34,789	—	34,789
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	27,018	—	27,018	—	27,018

As of and for the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802	¥—	¥20,428,802
Intersegment	—	223,950	2,976	30,068	256,994	(256,994)	—

Total	3,220,168	13,791,515	3,251,784	422,329	20,685,796	(256,994)	20,428,802

Segment profit (loss)	¥556,232	¥560,649	¥273,978	¥(8,882)	¥1,381,977	¥—	¥1,381,977

Share of profit of investments accounted for using the equity method	¥53,843	¥55,392	¥—	¥1,582	¥110,817	¥—	¥110,817
Segment assets	2,047,270	11,690,446	14,118,371	585,301	28,441,388	1,332,762	29,774,150
Investments accounted for using the equity method	119,598	1,076,481	—	10,889	1,206,968	—	1,206,968
Depreciation and amortization	72,590	655,250	834,246	17,400	1,579,486	—	1,579,486
Capital expenditures	74,006	598,475	2,451,930	16,768	3,141,179	—	3,141,179
Impairment losses on non-financial assets	33	44,652	14,646	61	59,392	—	59,392
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	50,057	—	50,057	—	50,057

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2022, 2023 and 2024 amounted to ¥1,319,995 million, ¥1,462,656 million and ¥1,573,834 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2022, 2023 and 2024 are ¥118,378 million, ¥289,850 million and ¥536,590 million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2022, 2023 and 2024 are ¥11,295 million, ¥8,400 million and ¥12,220 million respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Power products and other businesses.

7.	Right-of-use assets are not included in Capital expenditures.

Sales Revenue by Product or Service Groups
Sales revenue by product or service groups of Honda for the years ended March 31, 2022, 2023 and 2024 is as follows:

	Yen (millions)
	2022	2023	2024
Motorcycles, a ll-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	¥2,185,253	¥2,908,983	¥3,220,168
Automobiles and relevant parts	10,582,764	12,093,972	15,227,546
Financial services	1,385,401	1,453,645	1,588,827
Power products and relevant parts	294,577	360,385	292,563
Others	104,701	90,740	99,698

Total	¥14,552,696	¥16,907,725	¥20,428,802

Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2022, 2023 and 2024 are as follows:
As of and for the year ended March 31, 2022

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,354,532	¥6,728,800	¥5,469,364	¥14,552,696
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,036,832	¥4,490,562	¥1,768,697	¥9,296,091
As of and for the year ended March 31, 2023

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,409,584	¥7,905,936	¥6,592,205	¥16,907,725
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,937,148	¥4,373,329	¥1,728,475	¥9,038,952
As of and for the year ended March 31, 2024

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,634,505	¥10,343,985	¥7,450,312	¥20,428,802
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,054,330	¥4,914,193	¥1,822,125	¥9,790,648